Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash provided by (used in) operating activities
Net income	$ 98,094	$ 87,737	$ 42,189
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	53,453	45,809	36,608
Payment of drydocking costs	(11,558)	(5,320)	(2,923)
Share-based compensation	1,643	1,122	728
Amortization of deferred financing costs	4,806	2,853	2,155
Profit from sale of vessel	(550)
Vessel write down following collision	10,500
Insurance recoverable from vessel repairs	(10,289)
Unrealized foreign exchange	(205)	(155)	24
Changes in operating assets and liabilities
Accounts receivable (decrease) / increase	(1,855)	4,642	(7,964)
Inventories increase / (decrease)	1,331	1,114	(1,103)
Prepaid expenses and other current assets (decrease) / increase	(4,408)	2,417	(2,276)
Accounts payable and other liabilities increase / (decrease)	8,394	(7,224)	12,894
Long-term accounts receivable increase / (decrease)	198	119	(317)
Net cash provided by (used in) operating activities	149,554	133,114	80,015
Cash provided by (used in) investing activities
Payment to acquire vessels	(3,348)	(3,503)	(426,119)
Payment for vessels under construction	(236,648)	(230,066)	(41,291)
Purchase of other property, plant and equipment	(142)	(108)	(93)
Release of short-term investments			20,000
Placement of short-term investments			(10,000)
Receipt of shipyard penalty payments	1,933
Insurance recoveries	391	1,803
Proceeds from sale of vessel net of costs	31,958
Net cash used in investing activities	(205,856)	(231,874)	(457,503)
Cash provided by (used in) financing activities
Proceeds from secured term loan facilities and revolving credit facility	157,700	150,000	243,000
Direct financing costs of secured term loan facilities and revolving credit facility	(5,879)	(483)	(6,867)
Repayment of secured term loan facilities and revolving credit facility	(70,266)	(182,626)	(35,751)
Issuance costs of 9% senior unsecured bond			(114)
Proceeds from issuance of stock			246,570
Issuance costs of stock		(345)	(15,480)
Net cash provided by (used in) financing activities	81,555	(33,454)	431,358
Net increase (decrease) in cash and cash equivalents	25,253	(132,214)	53,870
Cash and cash equivalents at beginning of year	62,526	194,740	140,870
Cash and cash equivalents at end of year	87,779	62,526	194,740
Supplemental Information
Total interest paid during the year, net of amounts capitalised	24,427	25,449	23,038
Total tax paid during the year	$ 632	$ 560	$ 171